Distribution Date:	09/15/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61763BAQ7	1.116000%	49,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61763BAR5	2.936000%	75,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61763BAS3	3.557000%	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61763BAT1	3.766000%	220,000,000.00	44,818,428.54	44,818,428.54	140,655.17	0.00	0.00	44,959,083.71	0.00	0.00%	30.00%
A-4	61763BAU8	4.039000%	274,427,000.00	274,427,000.00	116,687,769.91	923,675.54	0.00	0.00	117,611,445.45	157,739,230.09	65.43%	30.00%
A-S	61763BAW4	4.266000%	75,892,000.00	75,892,000.00	0.00	269,796.06	0.00	0.00	269,796.06	75,892,000.00	48.80%	22.38%
B	61763BAX2	4.853597%	55,988,000.00	55,988,000.00	0.00	226,452.66	0.00	0.00	226,452.66	55,988,000.00	36.53%	16.75%
C	61763BAZ7	5.005597%	44,790,000.00	44,790,000.00	0.00	186,833.91	0.00	0.00	186,833.91	44,790,000.00	26.72%	12.25%
D	61763BAC8	5.005597%	48,522,000.00	48,522,000.00	0.00	202,401.32	0.00	0.00	202,401.32	48,522,000.00	16.09%	7.38%
E	61763BAE4	5.005597%	13,686,000.00	13,686,000.00	0.00	57,088.83	0.00	0.00	57,088.83	13,686,000.00	13.09%	6.00%
F	61763BAG9	3.707000%	11,197,000.00	11,197,000.00	0.00	34,589.40	0.00	0.00	34,589.40	11,197,000.00	10.63%	4.88%
G	61763BAJ3	3.707000%	9,953,000.00	9,953,000.00	0.00	30,746.48	0.00	0.00	30,746.48	9,953,000.00	8.45%	3.88%
H	61763BAL8	3.707000%	38,569,646.00	38,569,646.00	0.00	89,424.16	0.00	0.00	89,424.16	38,569,646.00	0.00%	0.00%
R	61763BAN4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			995,324,647.00	617,843,074.54	161,506,198.45	2,161,663.53	0.00	0.00	163,667,861.98	456,336,876.09

X-A	61763BAV6	0.953963%	772,619,000.00	395,137,428.54	0.00	314,122.17	0.00	0.00	314,122.17	233,631,230.09
X-B	61763BAA2	0.152000%	55,988,000.00	55,988,000.00	0.00	7,091.81	0.00	0.00	7,091.81	55,988,000.00
X-C	61763BBA1	1.298597%	59,719,646.00	59,719,646.00	0.00	64,626.46	0.00	0.00	64,626.46	59,719,646.00
Notional SubTotal			888,326,646.00	510,845,074.54	0.00	385,840.44	0.00	0.00	385,840.44	349,338,876.09

Deal Distribution Total					161,506,198.45	2,547,503.97	0.00	0.00	164,053,702.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61763BAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61763BAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61763BAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61763BAT1	203.72012973	203.72012973	0.63934168	0.00000000	0.00000000	0.00000000	0.00000000	204.35947141	0.00000000
A-4	61763BAU8	1,000.00000000	425.20513619	3.36583332	0.00000000	0.00000000	0.00000000	0.00000000	428.57096951	574.79486381
A-S	61763BAW4	1,000.00000000	0.00000000	3.55500000	0.00000000	0.00000000	0.00000000	0.00000000	3.55500000	1,000.00000000
B	61763BAX2	1,000.00000000	0.00000000	4.04466421	0.00000000	0.00000000	0.00000000	0.00000000	4.04466421	1,000.00000000
C	61763BAZ7	1,000.00000000	0.00000000	4.17133088	0.00000000	0.00000000	0.00000000	0.00000000	4.17133088	1,000.00000000
D	61763BAC8	1,000.00000000	0.00000000	4.17133094	0.00000000	0.00000000	0.00000000	0.00000000	4.17133094	1,000.00000000
E	61763BAE4	1,000.00000000	0.00000000	4.17133056	0.00000000	0.00000000	0.00000000	0.00000000	4.17133056	1,000.00000000
F	61763BAG9	1,000.00000000	0.00000000	3.08916674	0.00000000	0.00000000	0.00000000	0.00000000	3.08916674	1,000.00000000
G	61763BAJ3	1,000.00000000	0.00000000	3.08916709	0.00000000	0.00000000	0.00000000	0.00000000	3.08916709	1,000.00000000
H	61763BAL8	1,000.00000000	0.00000000	2.31851130	0.77065550	29.60984656	0.00000000	0.00000000	2.31851130	1,000.00000000
R	61763BAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61763BAV6	511.42597909	0.00000000	0.40656801	0.00000000	0.00000000	0.00000000	0.00000000	0.40656801	302.38866775
X-B	61763BAA2	1,000.00000000	0.00000000	0.12666661	0.00000000	0.00000000	0.00000000	0.00000000	0.12666661	1,000.00000000
X-C	61763BBA1	1,000.00000000	0.00000000	1.08216415	0.00000000	0.00000000	0.00000000	0.00000000	1.08216415	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/23 - 08/30/23	30	0.00	140,655.17	0.00	140,655.17	0.00	0.00	0.00	140,655.17	0.00
A-4	08/01/23 - 08/30/23	30	0.00	923,675.54	0.00	923,675.54	0.00	0.00	0.00	923,675.54	0.00
X-A	08/01/23 - 08/30/23	30	0.00	314,122.17	0.00	314,122.17	0.00	0.00	0.00	314,122.17	0.00
X-B	08/01/23 - 08/30/23	30	0.00	7,091.81	0.00	7,091.81	0.00	0.00	0.00	7,091.81	0.00
X-C	08/01/23 - 08/30/23	30	0.00	64,626.46	0.00	64,626.46	0.00	0.00	0.00	64,626.46	0.00
A-S	08/01/23 - 08/30/23	30	0.00	269,796.06	0.00	269,796.06	0.00	0.00	0.00	269,796.06	0.00
B	08/01/23 - 08/30/23	30	0.00	226,452.66	0.00	226,452.66	0.00	0.00	0.00	226,452.66	0.00
C	08/01/23 - 08/30/23	30	0.00	186,833.91	0.00	186,833.91	0.00	0.00	0.00	186,833.91	0.00
D	08/01/23 - 08/30/23	30	0.00	202,401.32	0.00	202,401.32	0.00	0.00	0.00	202,401.32	0.00
E	08/01/23 - 08/30/23	30	0.00	57,088.83	0.00	57,088.83	0.00	0.00	0.00	57,088.83	0.00
F	08/01/23 - 08/30/23	30	0.00	34,589.40	0.00	34,589.40	0.00	0.00	0.00	34,589.40	0.00
G	08/01/23 - 08/30/23	30	0.00	30,746.48	0.00	30,746.48	0.00	0.00	0.00	30,746.48	0.00
H	08/01/23 - 08/30/23	30	1,112,317.39	119,148.06	0.00	119,148.06	29,723.91	0.00	0.00	89,424.16	1,142,041.30
Totals			1,112,317.39	2,577,227.87	0.00	2,577,227.87	29,723.91	0.00	0.00	2,547,503.97	1,142,041.30

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61763BAW4	4.266000%	75,892,000.00	75,892,000.00	0.00	269,796.06	0.00	0.00	269,796.06	75,892,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61763BAX2	4.853597%	55,988,000.00	55,988,000.00	0.00	226,452.66	0.00	0.00	226,452.66	55,988,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61763BAZ7	5.005597%	44,790,000.00	44,790,000.00	0.00	186,833.91	0.00	0.00	186,833.91	44,790,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			176,670,000.03	176,670,000.00	0.00	683,082.63	0.00	0.00	683,082.63	176,670,000.00

Exchangeable Certificate Details
PST	61763BAY0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

		Additional Information

	Total Available Distribution Amount (1)	164,053,702.42
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	5
	Aggregate Unpaid Principal Balance	43,590,498.51
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,590,938.33	Master Servicing Fee	10,640.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,867.43
Interest Adjustments	0.00	Trustee Fee	271.34
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.02
ARD Interest	0.00	Senior Trust Advisor Fee	665.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,590,938.33	Total Fees	13,710.45

Principal		Expenses/Reimbursements
Scheduled Principal	3,630,246.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	13,090.81
Principal Prepayments	157,875,951.77	Special Servicing Fees (Monthly)	9,695.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,937.86
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,000.00
Total Principal Collected	161,506,198.45	Total Expenses/Reimbursements	29,723.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,547,503.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	161,506,198.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	164,053,702.42
Total Funds Collected	164,097,136.78	Total Funds Distributed	164,097,136.78

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	617,843,075.14	617,843,075.14	Beginning Certificate Balance	617,843,074.54
(-) Scheduled Principal Collections	3,630,246.68	3,630,246.68	(-) Principal Distributions	161,506,198.45
(-) Unscheduled Principal Collections	157,875,951.77	157,875,951.77	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	456,336,876.69	456,336,876.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	618,245,914.44	618,245,914.44	Ending Certificate Balance	456,336,876.09
Ending Actual Collateral Balance	456,677,209.89	456,677,209.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP
10,000,000 or less	15	102,024,481.92	22.36%	6	5.0372	1.836577	1.20 or less	3	37,619,014.62	8.24%	(20)	4.9555	0.896250
10,000,001 to 20,000,000	8	121,367,451.37	26.60%	(5)	4.8708	1.803060	1.21 - 1.30	3	19,205,367.83	4.21%	1	5.3177	1.277737
20,000,001 to 30,000,000	1	22,440,625.64	4.92%	3	5.1300	1.563000	1.31 - 1.40	1	11,334,780.53	2.48%	2	4.8900	1.335600
30,000,001 to 40,000,000	1	37,628,371.76	8.25%	2	5.4000	1.412600	1.41 - 1.50	4	138,204,095.42	30.29%	1	4.7031	1.473349
40,000,001 to 110,000,000	1	91,511,038.88	20.05%	1	4.3900	1.499000	1.51 - 1.60	2	36,697,727.97	8.04%	3	4.9863	1.563194
110,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 - 1.70	3	41,209,255.02	9.03%	1	4.5369	1.639127
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.71 - 1.80	0	0.00	0.00%	0	0.0000	0.000000
Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219	1.81 - 1.90	3	22,808,807.30	5.00%	20	5.1082	1.873702
							1.91 - 2.00	1	7,697,960.17	1.69%	3	5.0000	2.001500
							2.01 - 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 - 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 or greater	6	60,194,960.71	13.19%	2	5.0869	2.849705
							Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	81,364,907.12	17.83%	2	5.0874	NAP
							Defeased	11	81,364,907.12	17.83%	2	5.0874	NAP
California	4	145,509,835.03	31.89%	4	4.5065	1.525169
							Lodging	4	81,365,672.60	17.83%	2	5.2786	2.024371
Colorado	1	847,116.37	0.19%	(2)	5.0300	1.253600
							Mixed Use	2	12,598,103.34	2.76%	1	4.7385	2.456725
Florida	6	39,282,095.25	8.61%	2	5.0772	2.689520
							Multi-Family	4	32,317,347.49	7.08%	2	5.1562	2.334831
Georgia	2	16,519,387.32	3.62%	1	5.3300	2.730539
							Office	4	60,059,640.26	13.16%	(11)	5.0207	1.145374
Illinois	1	7,598,103.34	1.67%	0	5.0600	1.878900
							Retail	16	188,631,206.09	41.34%	3	4.6002	1.527752
Maryland	1	22,440,625.64	4.92%	3	5.1300	1.563000
							Totals	41	456,336,876.69	100.00%	1	4.9066	1.650219
Michigan	1	7,967,345.15	1.75%	1	4.9200	1.469900

Minnesota	1	4,290,428.75	0.94%	2	5.2800	1.285800

New Jersey	3	29,012,112.54	6.36%	(26)	4.8949	1.177747

New York	1	5,000,000.00	1.10%	2	4.2500	3.334800

Oregon	1	8,094,934.40	1.77%	3	5.5800	1.293800

Pennsylvania	1	37,628,371.76	8.25%	2	5.4000	1.412600

South Carolina	1	7,697,960.17	1.69%	3	5.0000	2.001500

Texas	5	29,327,710.49	6.43%	2	4.9660	1.193941

Utah	1	13,755,943.57	3.01%	2	4.8300	1.662900

Totals	41	456,336,876.69	100.00%	1	4.9066	1.650219

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP
	4.500% or less	4	123,964,350.33	27.17%	1	4.3844	1.601440	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	9	100,732,146.37	22.07%	(6)	4.9035	1.350914	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	12	142,180,538.47	31.16%	5	5.2223	2.015304	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 6.000%	1	8,094,934.40	1.77%	3	5.5800	1.293800	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	26	374,971,969.57	82.17%	1	4.8673	1.684425
	Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219	Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP
	78 months or less	26	374,971,969.57	82.17%	1	4.8673	1.684425	Interest Only	2	13,100,000.00	2.87%	2	4.6828	2.413379
79 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	234 months or less	2	9,192,274.03	2.01%	3	5.5513	1.311539
115 months to 174 months		0	0.00	0.00%	0	0.0000	0.000000	235 months to 300 months	22	352,679,695.54	77.28%	0	4.8564	1.667068
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219	Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,364,907.12	17.83%	2	5.0874	NAP	78 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	27,453,311.45	6.02%	1	4.3900	1.627214	79 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	1 month or less	23	346,421,318.49	75.91%	1	4.9037	1.689726	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 months or greater	1	1,097,339.63	0.24%	1	5.3400	1.442400	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	456,336,876.69	100.00%	1	4.9066	1.650219
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	1341341	RT	San Francisco	CA	Actual/360	4.390%	346,518.00	153,652.39	0.00	N/A	10/01/23	--	91,664,691.27	91,511,038.88	09/01/23
1B	453000194				Actual/360	4.390%	69,303.60	30,730.48	0.00	N/A	10/01/23	--	18,332,938.12	18,302,207.64	09/01/23
1C	453000195				Actual/360	4.390%	34,651.80	15,365.24	0.00	N/A	10/01/23	--	9,166,469.05	9,151,103.81	09/01/23
2	300801006	RT	Chestnut Hill	MA	Actual/360	4.687%	484,323.33	120,000,000.00	0.00	N/A	11/01/23	--	120,000,000.00	0.00	09/01/23
3	301281003	LO	Philadelphia	PA	Actual/360	5.400%	175,331.64	77,357.22	0.00	N/A	11/01/23	--	37,705,728.98	37,628,371.76	09/01/23
7	301281007	OF	Sparks Glencoe	MD	Actual/360	5.130%	99,342.41	47,752.15	0.00	N/A	12/01/23	--	22,488,377.79	22,440,625.64	09/01/23
8	301281008	RT	Houston	TX	Actual/360	4.788%	83,831.24	38,967.26	0.00	N/A	12/01/23	--	20,332,582.62	20,293,615.36	09/01/23
10	300801010	LO	Palm Beach Gardens	FL	Actual/360	5.082%	78,973.81	38,877.32	0.00	N/A	11/01/23	--	18,046,344.60	18,007,467.28	09/01/23
11	300801009	LO	West Palm Beach	FL	Actual/360	5.082%	77,339.87	38,072.96	0.00	N/A	11/01/23	--	17,672,972.12	17,634,899.16	09/01/23
14	301281015	RT	Wayne	NJ	Actual/360	4.760%	58,570.68	32,300.87	0.00	N/A	11/01/23	--	14,289,403.20	14,257,102.33	09/01/23
15	300801008	RT	Orem	UT	Actual/360	4.830%	57,341.55	30,843.89	0.00	N/A	11/01/23	--	13,786,787.46	13,755,943.57	09/01/23
16	301281017	OF	Mount Laurel	NJ	Actual/360	5.000%	58,931.49	29,644.08	0.00	N/A	12/01/18	--	13,687,314.66	13,657,670.58	11/01/22
17	1340335	RT	District Heights	MD	Actual/360	4.880%	69,336.67	16,500,000.00	0.00	N/A	10/01/23	--	16,500,000.00	0.00	09/01/23
18	301281019	OF	Dallas	TX	Actual/360	4.970%	61,814.47	26,191.33	0.00	N/A	10/01/23	--	14,443,571.61	14,417,380.28	09/01/23
22	301281023	MF	Houston	TX	Actual/360	5.110%	54,157.59	20,854.30	0.00	N/A	11/01/23	--	12,307,766.33	12,286,912.03	09/01/23
23	1341251	RT	Stockton	CA	Actual/360	4.890%	47,834.94	25,188.96	0.00	N/A	11/01/23	--	11,359,969.49	11,334,780.53	09/01/23
24	301281025	OF	Austin	TX	Actual/360	5.420%	46,536.96	18,886.20	0.00	N/A	10/01/23	--	9,971,018.11	9,952,131.91	09/01/23
25	1340328	RT	Chantilly	VA	Actual/360	5.080%	40,926.26	9,355,761.07	0.00	N/A	10/01/23	--	9,355,761.07	0.00	09/01/23
26	300801005	MF	Las Vegas	NV	Actual/360	5.172%	41,689.02	19,891.51	0.00	N/A	11/01/23	--	9,360,606.20	9,340,714.69	09/01/23
27	1340638	OF	Houston	TX	Actual/360	4.870%	40,099.49	18,080.04	0.00	N/A	12/01/23	--	9,562,043.80	9,543,963.76	09/01/23
28	301281029	LO	Medford	OR	Actual/360	5.160%	35,782.69	27,175.99	0.00	N/A	11/01/23	--	8,053,118.87	8,025,942.88	09/01/23
29	301281030	LO	Portland	OR	Actual/360	5.580%	39,020.90	25,960.89	0.00	N/A	12/01/23	--	8,120,895.29	8,094,934.40	09/01/23
30	301281031	MF	Valdosta	GA	Actual/360	5.330%	39,361.11	16,483.95	0.00	N/A	10/01/23	--	8,575,924.40	8,559,440.45	09/01/23
31	1340131	RT	Various	Various	Actual/360	5.030%	29,633.39	21,538.99	0.00	N/A	07/01/23	--	6,841,543.67	6,820,004.68	08/01/23
33	301281034	MF	Thomasville	GA	Actual/360	5.330%	36,604.30	15,329.43	0.00	N/A	10/01/23	--	7,975,276.30	7,959,946.87	09/01/23
34	301281035	MF	Anderson	SC	Actual/360	5.000%	33,215.93	16,708.48	0.00	N/A	12/01/23	--	7,714,668.65	7,697,960.17	09/01/23
36	1340577	MU	Chicago	IL	Actual/360	5.060%	33,179.31	16,681.31	0.00	N/A	09/01/23	--	7,614,784.65	7,598,103.34	08/01/23
37	301281038	RT	Chesterfield	MI	Actual/360	4.920%	33,814.55	14,060.32	0.00	N/A	10/01/23	--	7,981,405.47	7,967,345.15	09/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	301281042	RT	Studio City	CA	Actual/360	5.340%	32,764.74	14,647.52	0.00	N/A	12/01/28	--	7,125,351.48	7,110,703.96	09/01/23
42	1341288	SS	Chula Vista	CA	Actual/360	4.790%	27,755.20	15,039.63	0.00	N/A	12/01/23	--	6,728,986.88	6,713,947.25	09/01/23
43	300801007	MF	Santa Monica	CA	Actual/360	4.950%	34,526.25	0.00	0.00	N/A	11/01/23	--	8,100,000.00	8,100,000.00	09/01/23
44	1340327	RT	Silver Spring	MD	Actual/360	4.980%	28,313.45	6,602,436.66	0.00	N/A	10/01/23	--	6,602,436.66	0.00	09/01/23
49	1340331	RT	Arlington	VA	Actual/360	5.080%	23,903.83	5,464,426.65	0.00	N/A	10/01/23	--	5,464,426.65	0.00	09/01/23
50	301281051	MF	Texarkana	TX	Actual/360	5.170%	24,745.56	10,963.10	0.00	N/A	10/01/23	--	5,558,370.60	5,547,407.50	09/01/23
53	1340800	RT	Roseville	MN	Actual/360	5.280%	19,548.01	8,986.25	0.00	N/A	11/01/23	--	4,299,415.00	4,290,428.75	09/01/23
54	1340217	MU	New York	NY	Actual/360	4.250%	18,298.61	0.00	0.00	N/A	11/01/23	--	5,000,000.00	5,000,000.00	09/01/23
55	301281056	LO	Berkeley	CA	Actual/360	5.360%	17,654.69	12,633.06	0.00	N/A	11/01/23	--	3,825,042.07	3,812,409.01	09/01/23
56	301281057	MF	Plant City	FL	Actual/360	5.450%	15,358.90	10,613.07	0.00	N/A	12/01/23	--	3,272,687.03	3,262,073.96	09/01/23
58	1341085	RT	Katy	TX	Actual/360	5.200%	13,610.83	6,431.72	0.00	N/A	11/01/23	--	3,039,638.67	3,033,206.95	09/01/23
59	301281060	RT	Memphis	TN	Actual/360	5.290%	12,141.88	2,665,453.01	0.00	N/A	09/01/23	--	2,665,453.01	0.00	09/01/23
62	301281063	IN	Canton	OH	Actual/360	5.290%	9,734.01	7,111.07	0.00	N/A	11/01/23	--	2,136,863.60	2,129,752.53	09/01/23
63	1340636	RT	Flemington	NJ	Actual/360	5.340%	5,115.37	15,100.08	0.00	N/A	10/01/23	--	1,112,439.71	1,097,339.63	09/01/23
Totals							2,590,938.33	161,506,198.45	0.00				617,843,075.14	456,336,876.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	15,742,902.92	8,601,527.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,054,294.71	4,808,394.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,521,817.00	4,861,423.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,142,161.00	1,571,080.55	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	4,523,246.56	4,905,040.56	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,773,128.77	3,896,142.77	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	879,102.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,876,109.00	956,590.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,502,337.63	212,245.73	01/01/23	03/31/23	06/12/23	3,052,657.58	721,878.33	75,201.65	161,532.88	0.00	0.00
17	2,366,864.00	1,274,998.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,878,293.00	1,343,856.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,117,792.85	640,643.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,390,915.00	735,133.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	909,995.00	377,724.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,157,584.79	1,153,030.49	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,794,174.00	969,767.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	777,521.00	194,381.00	01/01/23	03/31/23	--	0.00	0.00	29,608.08	29,608.08	1,340.78	0.00
33	1,614,060.00	853,037.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,096,456.00	311,276.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,275,417.00	306,164.00	01/01/23	03/31/23	--	0.00	0.00	49,729.48	49,729.48	0.00	0.00
37	965,374.75	223,691.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	1,211,258.00	1,121,351.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	845,950.91	186,013.18	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,006,179.00	581,499.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	731,415.00	348,762.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	443,200.00	221,600.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	678,808.00	386,693.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	714,839.77	371,193.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	385,701.00	166,041.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	349,912.00	174,958.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,847,708.66	42,633,362.81				3,052,657.58	721,878.33	154,539.21	240,870.44	1,340.78	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	300801006	120,000,000.00	Payoff Prior to Maturity	0.00	0.00
17	1340335	16,500,000.00	Payoff Prior to Maturity	0.00	0.00
25	1340328	9,335,472.80	Payoff Prior to Maturity	0.00	0.00
44	1340327	6,587,902.11	Payoff Prior to Maturity	0.00	0.00
49	1340331	5,452,576.86	Payoff Prior to Maturity	0.00	0.00
Totals		157,875,951.77		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	13,657,670.58	0	0.00	0	0.00	5	157,875,951.77	4.906576%	4.856925%	1
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	13,687,314.66	0	0.00	0	0.00	4	40,150,882.12	4.869896%	4.829212%	2
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	13,716,831.65	0	0.00	0	0.00	3	31,678,104.46	4.902287%	4.862775%	3
06/16/23	1	5,251,039.58	0	0.00	0	0.00	0	0.00	1	13,748,123.37	0	0.00	0	0.00	1	3,502,864.89	4.910118%	4.874980%	5
05/17/23	0	0.00	0	0.00	1	5,267,877.15	0	0.00	1	13,777,379.67	0	0.00	0	0.00	0	0.00	4.913048%	4.877943%	6
04/17/23	0	0.00	1	5,285,431.18	0	0.00	0	0.00	1	13,808,420.16	0	0.00	0	0.00	0	0.00	4.915277%	4.880216%	7
03/17/23	1	5,302,108.40	0	0.00	0	0.00	0	0.00	1	13,837,417.96	0	0.00	0	0.00	0	0.00	4.915408%	4.882892%	8
02/17/23	1	5,321,108.85	0	0.00	0	0.00	0	0.00	1	13,872,046.68	0	0.00	0	0.00	0	0.00	4.915564%	4.883038%	9
01/18/23	0	0.00	0	0.00	0	0.00	1	20,614,382.44	1	13,900,771.71	1	20,614,382.44	0	0.00	1	21,825,574.76	4.915693%	4.876340%	10
12/16/22	0	0.00	0	0.00	1	20,652,032.61	1	20,652,032.61	1	13,929,373.59	0	0.00	0	0.00	0	0.00	4.920997%	4.882016%	10
11/18/22	0	0.00	1	20,692,268.96	0	0.00	1	20,692,268.96	1	13,959,783.40	0	0.00	0	0.00	0	0.00	4.921137%	4.882145%	11
10/17/22	0	0.00	1	20,729,599.32	0	0.00	1	20,729,599.32	1	13,988,132.29	0	0.00	0	0.00	0	0.00	4.921267%	4.882266%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	301281017	11/01/22	9	5	75,201.65	161,532.88	0.00	13,959,783.40	04/02/18	7			11/04/21
31	1340131	08/01/23	0	5	29,608.08	29,608.08	1,340.78	6,841,543.67	08/21/23	13
36	1340577	08/01/23	0	5	49,729.48	49,729.48	850.00	7,614,784.65	04/11/23	13
Totals					154,539.21	240,870.44	2,190.78	28,416,111.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,075,779	0	14,418,108		13,657,671
0 - 6 Months		421,150,394	421,150,394	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,110,704	7,110,704	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	456,336,877	442,679,206	0	0	0	13,657,671
Aug-23	617,843,075	597,314,217	0	6,841,544	0	13,687,315
Jul-23	672,117,866	651,538,044	0	6,862,990	0	13,716,832
Jun-23	741,619,077	722,619,914	5,251,040	0	0	13,748,123
May-23	746,337,496	727,292,239	0	0	5,267,877	13,777,380
Apr-23	752,030,467	732,936,616	0	5,285,431	0	13,808,420
Mar-23	753,244,326	734,104,800	5,302,108	0	0	13,837,418
Feb-23	754,702,369	735,509,214	5,321,109	0	0	13,872,047
Jan-23	755,904,782	742,004,010	0	0	0	13,900,772
Dec-22	778,997,960	744,416,554	0	0	20,652,033	13,929,374
Nov-22	780,346,862	745,694,810	0	20,692,269	0	13,959,783
Oct-22	781,603,244	746,885,513	0	0	0	34,717,732
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	301281017	13,657,670.58	13,959,783.40	13,100,000.00	04/11/23	860,774.35	0.79870	03/31/23	12/01/18	242
18	301281019	14,417,380.28	14,417,380.28	22,500,000.00	08/23/13	1,796,731.22	1.69660	09/30/22	10/01/23	242
31	1340131	6,820,004.68	6,841,543.67	10,465,000.00	03/24/13	788,322.94	1.26610	03/31/23	07/01/23	242
36	1340577	7,598,103.34	7,614,784.65	12,300,000.00	06/20/13	1,241,665.11	2.04670	03/31/23	09/01/23	239
63	1340636	1,097,339.63	1,097,339.63	4,350,000.00	05/27/13	351,838.62	1.44240	06/30/20	10/01/23	60
Totals		43,590,498.51	43,930,831.63	62,715,000.00		5,039,332.24

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
16	301281017	OF	NJ	04/02/18	7

Title was transferred to the Lender on 11/4/2021 via foreclosure sale. The Property is currently 82% occupied by 4 tenants. A property manager and leasing agent have been hired. Lender has finalized a lease renewal with Merril Lynch and

	recently attempted to sell via auction. The auction concluded, and pricing expectations were not met. The asset will be held longer as a result, with an expected sale date in Q2 2024.

18	301281019	OF	TX	06/23/23	13
	The Loan transferred to Special Servicing on 6/23/2023. Special Servicer has reached out to the Borrower and provide the hello letter and pre-negotiation letter.

31	1340131	RT	Various	08/21/23	13
	Loan has recently transferred to SS, we are attempting to reach out to the borrower.

36	1340577	MU	IL	04/11/23	13
	The Loan transferred to SS on 4/26/2023 Imminent Maturity Default as the Loan matures on 9/1/2023. Ongoing negotiations between Borrower and SS regarding a Maturity Extension.

63	1340636	RT	NJ	11/05/18	0
	Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A	1341341	96,919,647.78	4.39000%	96,919,647.78 4.39000%		10	09/17/20	04/23/20	10/13/20
1B	453000194	19,383,929.52	4.39000%	19,383,929.52 4.39000%		10	09/17/20	04/23/20	10/13/20
1C	453000195	9,691,964.74	4.39000%	9,691,964.74 4.39000%		10	09/17/20	04/23/20	10/13/20
8	301281008	0.00	4.78800%	0.00	4.78800%	8	11/30/22	11/30/22	--
Totals		125,995,542.04		125,995,542.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	301281013 10/17/18	16,981,403.48	27,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		16,981,403.48	27,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	301281013	10/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	2,526.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,227.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	2,946.57	0.00	0.00	13,090.81	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,109.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	1,639.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	182.99	0.00	0.00	0.00	0.00	0.00	3,000.00	0.00
63	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,695.24	0.00	3,937.86	13,090.81	0.00	0.00	0.00	0.00	3,000.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,723.91

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Supplemental Notes
None

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